Metropolitan Life Insurance Company
200 Park Avenue
New York, NY  10166


                                            September 7, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.   20549


   Re:  Security Equity Separate Account Twenty-Seven
        File No. 811-08892
        ----------------------------------------------

Commissioners:

     Semi-Annual Reports dated June 30, 2005 of the underlying funds are incorporated herein by reference as the reports sent to contractowners of the Security Equity Separate Account Twenty-Seven of Metropolitan Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The semi-annual reports for certain portfolios of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSRS, CIK No. 0000896435, File No. 811-07452.

                                           Sincerely,

                                          /s/ Michele H. Abate
                                          --------------------------
                                          Michele H. Abate
                                          Assistant General Counsel
                                          Metropolitan Life Insurance Company